Intangible assets - Schedule of Changes in Intangible Assets with Finite Lives (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	$ 122.2
Intangible assets, ending balance	135.1	$ 122.2
Intangible assets with finite lives
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	6.4
Intangible assets, ending balance	19.3	6.4
Intangible assets with finite lives | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	26.7	23.5
Additions	1.9	3.2
Additions from business combinations (note 5)	14.9
Intangible assets, ending balance	43.5	26.7
Intangible assets with finite lives | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(20.3)	(14.5)
Amortization	3.9	5.8
Intangible assets, ending balance	(24.2)	(20.3)
Intangible assets with finite lives | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	4.9
Intangible assets, ending balance	4.9	4.9
Intangible assets with finite lives | Software | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	8.5	5.6
Additions	1.8	2.9
Additions from business combinations (note 5)	0.0
Intangible assets, ending balance	10.3	8.5
Intangible assets with finite lives | Software | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(3.6)	(2.2)
Amortization	1.8	1.4
Intangible assets, ending balance	(5.4)	(3.6)
Intangible assets with finite lives | Intellectual property
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	1.5
Intangible assets, ending balance	0.9	1.5
Intangible assets with finite lives | Intellectual property | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	18.2	17.9
Additions	0.1	0.3
Additions from business combinations (note 5)	0.0
Intangible assets, ending balance	18.3	18.2
Intangible assets with finite lives | Intellectual property | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(16.7)	(12.3)
Amortization	0.7	4.4
Intangible assets, ending balance	(17.4)	(16.7)
Intangible assets with finite lives | Customer lists
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	0.0
Intangible assets, ending balance	7.0	0.0
Intangible assets with finite lives | Customer lists | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	0.0	0.0
Additions	0.0	0.0
Additions from business combinations (note 5)	7.7
Intangible assets, ending balance	7.7	0.0
Intangible assets with finite lives | Customer lists | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	0.0	0.0
Amortization	0.7	0.0
Intangible assets, ending balance	(0.7)	0.0
Intangible assets with finite lives | Distribution rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	0.0
Intangible assets, ending balance	6.5	0.0
Intangible assets with finite lives | Distribution rights | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	0.0	0.0
Additions	0.0	0.0
Additions from business combinations (note 5)	7.2
Intangible assets, ending balance	7.2	0.0
Intangible assets with finite lives | Distribution rights | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	0.0	0.0
Amortization	0.7	0.0
Intangible assets, ending balance	$ (0.7)	$ 0.0